8. INCOME TAXES (Details Narrative)	12 Months Ended
Mar. 31, 2016 USD ($)
Net operating loss beginning expiration date	Dec. 31, 2023
Uncertain tax positions	$ 0
Federal
Net operating loss carryforwards	52,000,000
State
Net operating loss carryforwards	$ 41,000,000